Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Condensed Balance Sheets
Collaboration receivables from related party (in dollars)	$ 3,713	$ 1,840
Accrued expenses due to related party (in dollars)	$ 0	$ 861
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	175,000,000	104,013,161
Common stock, shares issued	28,069,579	2,432,155
Common stock, shares outstanding	28,069,579	2,432,155